NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2012
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

GelTech Solutions, Inc. ("GelTech" or the "Company") is a Delaware corporation organized in 2006. GelTech is focused on marketing four products: (1) FireIce®, a water soluble fire retardant used to protect firefighters, structures and wildlands; (2) Soil2O® Dust Control, our new application which is used for dust mitigation in the aggregate, road construction, mining, as well as, other industries that deal with daily dust control issues; (3) Soil2O®, a product which reduces the use of water and is primarily marketed to golf courses and the agriculture market; and (4) FireIce® Home Defense Unit, a system for applying FireIce® to structures to protect them from wildfires. Additionally, GelTech owns a United States patent for a method to modify weather.

The corporate office is located in Jupiter, Florida.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries: FireIce Gel, Inc. and Weather Tech Innovations, Inc. There has been no activity in Weather Tech Innovations, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

For the purposes of the statements of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company's cash equivalents consist of a brokerage money market account.

Investments in Marketable Securities

The Company may invest in various marketable securities and accounts for such investments in accordance with ASC 320-10.

Certain securities that the Company may invest in may be determined to be non-marketable. Non-marketable securities where the Company owns less than 20% of the investee are accounted for at cost pursuant to ASC 323-10.

Management determines the appropriate classification of its investments at the time of acquisition and reevaluates such determination at each balance sheet date. Trading securities that the Company may hold are treated in accordance with ASC 320-10 with any unrealized gains and losses included in earnings. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported as a separate component of stockholders' equity. Investments classified as held-to-maturity are carried at amortized cost. In determining realized gains and losses, the cost of the securities sold is based on the specific identification method.

The Company periodically reviews its investments in marketable and non-marketable securities and records a reserve for impairment for any securities whose value is considered non-recoverable. The Company's determination of whether a security is other than temporarily impaired incorporates both quantitative and qualitative information. GAAP requires the exercise of judgment in making this assessment for qualitative information, rather than the application of fixed mathematical criteria. The Company considers a number of factors including, but not limited to, the length of time and the extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer, the reason for the decline in fair value, changes in fair value subsequent to the balance sheet date, and other factors specific to the individual investment. The Company's assessment involves a high degree of judgment and accordingly, actual results may differ materially from the Company's estimates and judgments.

Accounts Receivable

Accounts receivable are customer obligations due under normal trade terms. Senior management reviews accounts receivable on a monthly basis to determine if any receivables will potentially be uncollectible. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its overall allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Inventories

Inventories are stated at the lower of cost or market, with cost determined using a first-in, first-out method.

Property and Equipment and Depreciation

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method based on the estimated useful lives of the related assets of 3 to 7 years. Leasehold improvements are amortized over the lesser of the lease term or the useful life of the improvements. Expenditures for maintenance and repairs are expensed as incurred.

Impairment of Long-Lived Assets

The Company accounts for long-lived assets in accordance with the provisions of ASC 360-10. This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with ASC 820 "Fair Value Measurements and Disclosures". For certain of our financial instruments, including cash equivalents, accounts receivable, accounts payable and accrued expenses, the carrying amounts approximate fair value due to their short maturities. The carrying amount of our convertible and other debt approximates the fair value because the interest rate on those debts do not vary materially from the market rate for similar debt instruments.

Effective July 1, 2008, we adopted accounting guidance for fair value measurements of financial assets and liabilities and adopted the same guidance for non-financial assets and liabilities effective July 1, 2009. The adoption did not have a material impact on our results of operations, financial position or liquidity. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:

Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:

Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:

Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The Company had no financial or non-financial assets or liabilities measured at fair value and subject to this accounting standard as of June 30, 2012 or 2011.

Revenue Recognition

Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, products have been shipped to the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant. Revenue is shown net of returns and allowances.

Products shipped from either our third-party fulfillment companies or our Jupiter, Florida or Irwindale, California locations are shipped FOB shipping point. Normal payment terms are net 30 or net 60 days depending on the arrangement we have with the customer. As such, revenue is recognized when product has been shipped from either the third-party fulfillment company or from the Jupiter, Florida or Irwindale, California locations.

The Company follows the guidance of ASC 605-50-25, "Revenue Recognition, Customer Payments". Accordingly, any incentives received from vendors are recognized as a reduction of the cost of products. Promotional products or samples given to customers or potential customers are recognized as a cost of goods sold however, products we utilize to perform demonstrations for potential customers are recorded as a marketing expense in operations. During the fiscal years ended June 30, 2012 and 2011, these costs amounted to $50,622 and $48,661, respectively. Cash incentives provided to our customers are recognized as a reduction of the related sale price, and, therefore, are a reduction in sales.

Shipping and Handling Costs

Amounts invoiced to customers for shipping and handling are included in revenues. Shipping and handling costs related to sales of products are included in selling, general and administrative expenses and were $63,726 and $24,077 in 2012 and 2011, respectively.

Research and Development

In accordance with ASC 730-10 expenditures for research and development of the Company's products are expensed when incurred, and are included in operating expenses. The Company recognized research and development costs of $83,707 and $91,762 for the fiscal years ended June 30, 2012 and 2011, respectively.

Advertising

The Company conducts advertising for the promotion of its products and services. In accordance with ASC 720-35, advertising costs are charged to operations when incurred; such amounts aggregated $82,719 in fiscal 2012 and $267,043 in fiscal 2011.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable; however, actual results could differ materially from these estimates. Significant estimates in fiscal 2012 and fiscal 2011 include the allowance for doubtful accounts, depreciation and amortization, valuation of inventories, valuation of the beneficial conversion features associated with convertible notes, valuation of options and warrants granted for services or settlements, valuation of common stock granted for services or for debt conversion, accruals for litigation losses and the valuation of deferred tax assets.

Net Earnings (Loss) per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10. ASC 260-10 requires presentation of both basic and diluted earnings per share ("EPS") on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. For the years ended June 30, 2012 and 2011, there was no separate computation of dilutive net loss per share since the common stock equivalents outstanding were anti-dilutive due to the net losses. At June 30, 2012 there were options to purchase 5,987,007 shares and warrants to purchase 4,805,258 shares of common stock outstanding which may dilute future earnings per share. In addition, there are 2,372,030 shares reserved for issuance related to convertible note agreements.

Stock-Based Compensation

The Company accounts for stock-based compensation to in accordance with ASC 718-10 which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values. Stock option compensation expense recognized under ASC 718-10 for the years ended June 30, 2012 and 2011 was $1,371,519 and $921,639, respectively, related to employee, director and advisory board stock options, and is included in selling, general and administrative expenses in the consolidated statements of operations. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. At June 30, 2011, the total compensation cost for stock options not yet recognized was $1,752,879. This cost will be amortized on a straight-line basis over the remaining requisite service period of the options.

The Company accounts for non-employee stock based awards at fair value in accordance with the measurement and recognition criteria of ASC 505-50 "Equity Based payments to Non-Employees. Stock based compensation to non-employees recognized for the years ended June 30, 2012 and 2011 was $-0- and $322,850, respectively. Unrecognized stock based compensation expense for non-employees as of June 30, 2011 was $42,500 and was included in expense during the year ended June 30, 2012. In addition, during 2011 the Company issued 125,000 shares of restricted common stock to a consultant. The restricted shares were valued on their vesting dates with the fair value being recorded as expense.

2007 Equity Incentive Plan

In January 2007, the Company established the 2007 Equity Incentive Plan under which provided for the issuance of up to 1,500,000 stock options, stock appreciation rights, restricted stock or restricted stock units to our directors, employees and consultants. In September 2008, the Board of Directors approved an amendment to the Company's 2007 Equity Incentive Plan to increase the number of shares authorized by the plan from 1,500,000 to 3,500,000. In fiscal 2012, Board of Directors increased the number of share authorized under the Plan to 4,500,000.

Under the Equity Incentive Plan, all directors who are not employees or own 10% or more of the Company's outstanding stock at the time of grant shall automatically receive a grant of stock options of grant as follows:

Initial Grants

A - Chairman of the Board

- 50,000 options

B - Director

- 30,000 options

C - Chair of a Committee

- 10,000 options

D - Member of a Committee

- 5,000 options

Annual Grants

A - Chairman of the Board

- 35,000 options

B - Director

- 50,000 options

C - Chair of a Committee

- 10,000 options

D - Member of a Committee

- 5,000 options

All initial grants of options to new non-employee directors and committee members vest annually over a three year period on the anniversary date of the grant, subject to continuing service as a director, Committee member, Chairman of the Board or Chairman of a Committee on the applicable vesting date. Options automatically granted annually under the 2007 Equity Incentive Plan vest the following June 30th, subject to continuing service as a director. Because our Chairman of the Board is an employee, he is not eligible for a grant. The exercise price of options or stock appreciation rights granted under the 2007 Equity Incentive Plan shall not be less than the fair market value of the underlying common stock at the time of grant. In the case of incentive stock options, the exercise price may not be less than 110% of the fair market value in the case of 10% shareholders. Options and stock appreciation rights granted under the 2007 Equity Incentive Plan shall expire no later than ten years after the date of grant. The option price may be paid in United States dollars by check or wire transfer or, at the discretion of the Board of Directors or Compensation Committee, by delivery of shares of our common stock having fair market value equal as of the date of exercise to the cash exercise price, or a combination thereof.

The identification of individuals entitled to receive awards, the terms of the awards, and the number of shares subject to individual awards, are determined by the Board of Directors or the Compensation Committee, in their sole discretion. The purchase price per share, if applicable, shall be adjusted for any increase or decrease in the number of issued shares resulting from a recapitalization, reorganization, merger, consolidation, exchange of shares, stock dividend, stock split, reverse stock split, or other subdivision or consolidation of shares.

The Board of Directors or the Compensation Committee may from time to time alter, amend, suspend, or discontinue the Equity Incentive Plan with respect to any shares as to which awards of stock rights have not been granted. However no rights granted with respect to any awards under this Equity Incentive Plan before the amendment or alteration shall be impaired by any such amendment, except with the written consent of the grantee. Under the terms of the Equity Incentive Plan, the Board of Directors or the Compensation Committee may also grant awards which will be subject to vesting under certain conditions. The vesting may be time-based or based upon meeting performance standards, or both.

In April 2010, the Company amended the 2007 Equity Incentive Plan to increase the number of stock options granted annually to directors from 20,000 to 50,000.

All of our Stock Option Agreements provide for "clawback" provisions, which enable our Board of Directors to cancel stock awards and recover past profits if the person is dismissed for cause or commits certain acts which harm us.

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company's determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The fair value of stock option grants for the fiscal year ended June 30, 2012 and 2011 were estimated using the following weighted- average assumptions:

	2012	2011
Risk free interest rate	0.23% - 2.35%	1.39% - 2.24%
Expected term in years	1.5 - 6.5	4.0 - 6.5
Dividend yield	-	-
Volatility of common stock	87.55% - 91.39%	87.24% - 96.46%
Estimated annual forfeitures	-	-

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company's stock options and warrants have characteristics different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of such stock options In fiscal 2012 and 2011, the Company used the Company's trading prices in calculating the stock price volatility and based its volatility on historical volatility. The expected term was estimated using the simplified method for employee stock options since the Company does not have adequate historical exercise data to estimate the expected term.

Options to Purchase Common Stock

A summary of stock option transactions issued to employees under the 2007 Plan for the fiscal years ended June 30, 2012 and 2011 is as follows:

Employee Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	1,649,007	$0.88	6.40
Granted	3,290,500	$1.22	10.00
Exercised		$-	-
Forfeited	(500,000)	$1.00	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,439,507	$1.12	5.39	$2,787,063
Exercisable at June 30, 2011	1,952,919	$0.99	4.51	$1,487,668

Weighted average fair value of options granted during the year ended June 30, 2011		$0.82

Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$0.75	10.00
Exercised	-	$-	-
Forfeited	-	$-	7.47
Expired	(525,000)	$1.00
Outstanding at June 30, 2012	4,589,507	$1.04	5.95	$339,417
Exercisable at June 30, 2012	2,808,088	$1.05	5.03	$181,750

Weighted average fair value of options granted during the year ended June 30, 2012		$0.56

In February 2010, the Company granted options to purchase 5,000 shares of the Company's common stock to the new director of the Company upon his appointment to the audit committee. The options have an exercise price of $1.95 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 101.79% derived from the market price of the Company's common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.96%. The value of the options will be recognized over the vesting term, three years.

In May 2010, the Company granted options to purchase 30,000 shares of the Company's common stock to a new director of the Company. The options have an exercise price of $1.55 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 95.12% derived from the market price of the Company's common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.89%. The value of the options will be recognized over the vesting term, three years.

On July 1, 2010, the Company granted options to purchase 165,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.21 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 96.46% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 1.96%. The value of the options will be recognized over the vesting term, one year.

On July 6, 2010, the Company granted options to purchase 33,000 shares of the Company's common stock to employees of the Company. The options have an exercise price of $1.20 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 96.03% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On August 12, 2010, the Company granted options to purchase 30,000 shares of the Company's common stock to a new director upon his appointment to the board. The options have an exercise price of $1.08 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.96%. The value of the options will be recognized over the vesting term, three years.

On September 27, 2010, the Company granted options to purchase 10,000 shares of the Company's common stock to a director upon his appointment as chairman of the Company's audit committee. The options have an exercise price of $1.35 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.76%. The value of the options will be recognized over the vesting term, three years.

On September 29, 2010, the Company granted options to purchase 5,000 shares of the Company's common stock to a director upon his appointment as a member of the Company's audit committee. The options have an exercise price of $1.38 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.76%. The value of the options will be recognized over the vesting term, three years.

On December 8, 2010, the Company granted options to purchase a total of 2,250,000 shares of the Company's common stock to its Chief Executive Officer, President and Chief Technology Officer. The grants of 750,000 options per officer, 150,000 vested immediately and the remainder vest semiannually over three years beginning June 30, 2011, have an exercise price of $1.22 per share, and have a five year term. The options were valued using the Black-Scholes model using a volatility of 89.39% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.42%. The value of the options will be recognized 20% immediately and the remainder over the vesting term, three years.

In December 2010, the Company announced a marketing arrangement with a prominent actor. In connection with the arrangement, the Company agreed to issue the actor five year options to purchase up to 2,000,000 shares of common stock at $1.20 per share upon the signing of an agreement. As of June 30, 2012, the agreement has not been signed and the Company does not anticipate an agreement will be concluded.

In February 2011, the Company granted five-year options to purchase 237,500 shares of the Company's common stock at an exercise price of $1.17 per share to employees. The options will vest semiannually over three years beginning June 30, 2011. The options were valued at $175,694 with the Black-Scholes option pricing model using a volatility of 88.13%, based upon the historical price of the Company's common stock, an expected term of 4 years, calculated using the simplified method and based upon a discount rate of 1.39%, equal to the rate for treasury securities with similar expected terms. The expense will be recognized over the vesting term.

On March 10, 2011, the Company granted options to purchase a total of 750,000 shares of the Company's common stock (250,000 each) to its Chief Executive Officer, President and Chief Technology Officer exercisable at $1.25 per share over ten years. The options vest annually over three years, subject to the Company meeting certain performance milestones and are further subject to the officer's continued employment with the Company. The options were valued using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On March 10, 2011, the Company granted options to purchase a total of 210,000 shares of the Company's common stock to Directors. The options vest semiannually over three years, beginning June 30, 2011, have an exercise price of $1.25 per share, and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On March 23, 2011, the Company granted five-year options to purchase 20,000 shares of the Company's common stock at an exercise price of $1.60 per share to a new employee. The options vest semi-annually over a three year period with the first vesting date being June 30, 2011. The options were valued using the Black-Scholes model using a volatility of 89.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.6%. The value of the options will be recognized over the vesting term, three years.

On September 1, 2011, ten-year options to purchase 150,000 shares of common stock at an exercise price of $1.95 share, which were granted by the Company on June 3, 2011, to its Chief Financial Officer (CFO) became effective, upon his transition from part time consultant to full-time employee. Of the options granted, 50,000 vested immediately and the remaining options vest semi-annually on December 31st and June 30th over the 3-year requisite service period with the first vesting date being December 31, 2011, subject to continued employment. The options were valued at $224,778 using the Black-Scholes option pricing model using a volatility of 90.6% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 2.11%. In December 2011, the Company reduced the exercise price of the options to $0.60 per share as inducement for a loan from the CFO (See related party transactions). As a result, the value of the options was increased by $15,067 which will be recorded as expense over the remaining requisite service period.

On September 20, 2011, the Company granted ten-year options to purchase 175,000 shares of common stock at an exercise price of $0.81 share to each of its three original executive officers (a total of 525,000 options). The options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 88.89% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of the options, $320,271, will be recorded as expense over the requisite service period. These options replaced options to purchase the same number of shares at an exercise price of $1.00 per share which expired on September 15, 2011.

In June 2012, the Company granted the Company's president a three year extension and amended the exercise price of options to purchase 50,000 shares of common stock which had an original expiration date of June 25, 2012. The extended options vested immediately and were valued with the Black-Scholes option pricing model using a volatility of 91.39% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 1.5 years (using the simplified method) and a discount rate of 0.23%. The calculated value of $17,011 was recognized as expense during the year ended June 30, 2012.

A summary of options issued to non-employees under the 2007 Plan and changes during the period from June 30, 2010 to June 30, 2011 and from June 30, 2011 to June 30, 2012 is as follows:

Options Issued to Directors
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	370,000	$1.28	7.41
Granted	420,000	$1.22	10.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	790,000	$1.25	7.98	$407,850
Exercisable at June 30, 2011	491,666	$1.22	7.08	$272,900

Weighted average fair value of options granted during the year ended June 30, 2011		$0.84

Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	(35,000)	$0.95	-
Outstanding at June 30, 2012	857,500	$1.36	7.96	$24,820
Exercisable at June 30, 2012	724,666	$1.39	7.83	$14,612

Weighted average fair value of options granted during the year ended June 30, 2012		$1.27

On December 8, 2010, the Company granted options to purchase a total of 350,000 shares of the Company's common stock, 100,000 to its legal counsel and 250,000 to a consultant, in recognition of past service to the Company. Options vested immediately, are exercisable at $1.22 per share, and have a five year term. The options were valued using the Black-Scholes model using a volatility of 89.39% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.0 years, and a discount rate of 1.87%. The value of the options was recognized in December 2010.

On January 29, 2011, the Company granted options to purchase a total of 100,000 shares of the Company's common stock to its largest principal stockholder in connection with the shareholder's exercise of warrants to purchase 303,303 shares of common stock at an exercise price which exceeded the then current market price of the Company's common stock. The warrants vest immediately, have an exercise price of $1.15 per share, and have a three year term. The warrants were valued using the Black-Scholes model using a volatility of 88.18% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 3 years, the term of the options and a discount rate of 0.96%. The value of the warrants were recognized in other expense during the year ended June 30, 2011.

On March 10, 2011, the Company granted options to purchase a total of 35,000 shares of the Company's common stock to a consultant. The options vested immediately, have an exercise price of $1.15 per share, and have a three year term. The options were valued at $25,210 using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 3 years, the term of the options and a discount rate of 1.13%. The value of the options was recognized during the three months ended March 31, 2011.

On July 1, 2011, the Company granted options to purchase 245,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.75 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.65% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.35%. The value of the options, $311,001, will be recognized over the vesting term, one year.

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

On September 28, 2011, in connection with the resignation of a director, options to purchase 142,500 shares of common stock at a weighted average exercise price of $1.46 per share were forfeited.

In December 2011, the Company issued 5,000 shares of common stock to a director in connection with the exercise of options with an exercise price of $0.667 per share.

On January 5, 2012, the Company granted options to purchase 35,000 shares of the Company's common stock to a new director of the Company upon his appointment to the board and his election to serve on the audit committee. The options have an exercise price of $0.60 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 87.55% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.30%. The value of the options, $14,633, will be recognized over the vesting term, three years.

A summary of options issued to non-employees under the 2007 Plan and changes during the fiscal years ended June 30, 2012 and 2011 is as follows:

Non-Employee, Non-Director Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	155,000	$1.00	4.53
Granted	485,000	$1.22	5.00
Exercised	(100,000)	$1.22	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	540,000	$1.16	3.14	$319,750
Exercisable at June 30, 2011	540,000	$1.16	3.14	$319,750

Weighted average fair value of options granted during the year ended June 30, 2011		$0.79

Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	540,000	$1.16	2.14	$-
Exercisable at June 30, 2012	540,000	$1.16	2.14	$-

Weighted average fair value of options granted during the year ended June 30, 2012		N/A

Warrants to Purchase Common Stock

Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	2.92
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	474,508	$1.05	1.92
Exercisable at June 30, 2011	474,058	$1.05	1.92

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	474,058	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,058	$1.05	0.92
Exercisable at June 30, 2012	344,058	$1.05	0.92

Weighted average fair value of warrants extended during the year ended June 30, 2012		N/A

A summary of warrants issued for cash and changes during the periods June 30, 2010 to June 30, 2011 and from June 30, 2011 to June 30, 2012 is as follows:

Warrants issued for cash
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	2,733,303	$1.56	2.37
Granted	2,341,200	$1.31	5.0
Exercised	(423,303)	$1.25	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,651,200	$1.46	2.68
Exercisable at June 30, 2011	4,651,200	$1.46	2.68

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise rescission	45,000	$1.25	-
Forfeited	-	$-	-
Expired	(150,000)	$1.50	-
Outstanding at June 30, 2012	4,461,200	$1.46	2.46
Exercisable at June 30, 2012	4,461,200	$1.46	2.46

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A

During fiscal 2011, the Company issued three year warrants to purchase 841,200 shares of the Company's common stock at an exercise price of $1.25 per share and issued five year warrants to purchase 200,000 shares of the Company's common stock at an exercise price of $1.25 per share in connection with private placement transactions.

In February, 2011, the Company issued warrants to purchase 1,000,000 shares of common stock at an exercise price of $1.25 per share in connection with the reduction of the Company's line of credit. The warrants were valued using the Black-Scholes model using a volatility of 88.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5 years, the contractual term of the options and a discount rate of 2.3%. The Company recognized a loss on extinguishment of debt equal to the value of the warrants. (See Note 6.)

In addition, in connection with the new convertible note, the Company issued warrants to purchase 300,000 shares of common stock at an exercise price of $1.75 per share. The warrants were valued using the Black-Scholes model using a volatility of 88.13% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5 years, the contractual term of the options and a discount rate of 2.3%. The Company recognized a loss on extinguishment of debt equal to the value of the warrants. (See Note 6.)

In December 2011, the Company issued 130,000 shares of common stock to a director in connection with the exercise of warrants with an exercise price of $0.50 per share in exchange for $65,000. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share. (See Note 9).

In January 2012, the Company issued 85,000 shares in exchange for $42,500 in connection with the exercise of warrants. The warrants had original exercise prices between $1.25 and $1.60 share. As a result, the Company recognized a loss on warrant repricing of $11,919 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

In July 2011, the Company rescinded the cashless exercise of warrants to purchase 45,000 shares of the Company's common stock at $1.25 per share held by a former director.

In May 2012, warrants to purchase 150,000 shares of common stock at $1.50 per share, held by our largest principal stockholder, expired.

Income Taxes

The Company accounts for income taxes pursuant to the provisions of ASC 740-10, "Accounting for Income Taxes," which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provisions of the ASC 740 -10 related to, Accounting for Uncertain Income Tax Positions. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

Effective July 1, 2007, the Company adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion of an examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. As of June 30, 2012, the fiscal tax years ended June 30, 2009, 2010 and 2011 are still subject to audit.

Legal Costs and Contingencies

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonably estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss, if recovery is also deemed probable.

New Accounting Pronouncements

ASUs which were not effective until after June 30, 2012 are not expected to have a significant effect on the Company's consolidated financial position or results of operations.